COMMITMENTS AND CONTINGENCIES (Details)													3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 01, 2019 USD ($) shares	Jul. 31, 2018 USD ($) shares	Jul. 01, 2018 USD ($) shares	Apr. 06, 2018 USD ($)	Jan. 05, 2018 USD ($)	Nov. 30, 2017 USD ($) shares	Oct. 09, 2017 USD ($)	Aug. 23, 2017 USD ($)	Jul. 20, 2016 USD ($)	Mar. 31, 2016 USD ($)	Aug. 01, 2015 USD ($) shares	Oct. 01, 2014 USD ($)	Aug. 31, 2018 shares	Feb. 28, 2019 USD ($)	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($)	May 31, 2017 USD ($)	Apr. 17, 2017 ft²
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision														$ 10,000		$ 10,000
Debt Conversion, Original Debt, Amount														75,000	$ 112,500	150,000	$ 362,500
Employee-related Liabilities, Current														281,584		44,465	34,987
Share-based Payment Arrangement, Expense														17,500		794,607	3,250
Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term												5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 150,000									$ 150,000
Deferred Compensation Arrangement with Individual, Description			performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of the annual EBITDA									performance bonus equal to 2% of CLS Labs’ annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Description												annual stock options, exercisable at the fair market value of CLS Labs’ common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Employee-related Liabilities, Current														0		37,500	37,500
Accrued Salaries														31,806		0
Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employment Agreement, Term											5 years
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 150,000									$ 150,000
Deferred Compensation Arrangement with Individual, Description		performance bonus equal to 2% of the annual EBITDA of CLS Nevada, Inc., and annual restricted stock awards of the Company’ common stock in an amount equal to 3% of the annual EBITDA									performance bonus equal to 2% of the Company’s annual EBITDA, up to a maximum annual cash compensation of $1 million (including his base salary), and annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Share-based Compensation Arrangement by Share-based Payment Award, Description											annual stock options, exercisable at the fair market value of the Company’s common stock on the date of grant, in an amount equal to 2% of its annual EBITDA up to $42.5 million and 4% of its annual EBITDA in excess of $42.5 million
Employee-related Liabilities, Current						$ 37,500								37,500		37,500	0
President and Chief Financial Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold	$ 175,000					$ 175,000
Deferred Compensation Arrangement with Individual, Description	performance bonus equal to 1% of our annual EBITDA					performance bonus equal to 2% of the Company’s annual EBITDA, and annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Share-based Compensation Arrangement by Share-based Payment Award, Description						annual restricted stock awards of the Company’s common stock in an amount equal to 3% of its annual EBITDA
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares	500,000
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture (in Shares) | shares													600,000
Former Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Employee-related Liabilities, Current														16,250		16,250	$ 16,250
Building [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Area of Real Estate Property (in Square Feet) | ft²																		14,392
Lessee, Operating Lease, Term of Contract																		72 months
Lessee, Operating Lease, Renewal Term																		10 years
Unpaid Accrued Salary Converted to Convertible Note [Member] | Convertible Debt [Member] | Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Debt Conversion, Original Debt, Amount				$ 37,500	$ 37,500		$ 39,521	$ 62,500	$ 250,000	$ 112,500
Deposit [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision														50,000		50,000
Rent Expense [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision														15,699		15,699
Remaining Amounts Due Under Lease [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Loss Contingency Accrual, Provision														30,000		30,000
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares		500,000	500,000
Share-based Payment Arrangement, Expense														236,667		$ 236,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year	1 year
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares		50,000									250,000
Share-based Payment Arrangement, Expense		$ 23,667									$ 327,500			$ 23,667
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year									1 year
One Time Signing Bonus [Member] | President and Chief Financial Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares						500,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						1 year